Commitments and Contingencies - SRA (Details) - SRA Companies, Inc. - Successor - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Other Commitments [Line Items]
Office space	$ 33,661	$ 32,203	$ 37,424
Sublease income	(2,288)	(4,161)	(4,158)
Furniture and equipment	441	504	556
Total	$ 31,814	$ 28,546	$ 33,822